Inventories	6 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of September 30, 2025 and March 31, 2025 consisted of the following:

	September 30, 2025 (Unaudited)	March 31, 2025

Raw materials	$297,544	$435,799
Finished goods	511,307	448,668
Impairment provision for inventories	(57,505)	(56,414)
Total inventories, net	$751,346	$828,053

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $Nil and $Nil for the six months ended September 30, 2025 and 2024, respectively.

Inventory amounts recognized into cost of goods sold for the six months ended September 30, 2025 and 2024 were $440,097 and $484,569, respectively.